CONTINGENCIES (Details Narrative) - USD ($)					1 Months Ended					6 Months Ended	12 Months Ended
	Jul. 02, 2025	Nov. 16, 2023	Nov. 15, 2023	Mar. 21, 2023	Sep. 30, 2025	May 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Jun. 30, 2021	Jun. 30, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Trade payables		$ 345,384	$ 582,208	$ 43,501
Claims settled after signing long-term lease											$ 450,968
Lawsuit Against Bailey 44 Related To Retail Store Lease [Member]
Loss Contingencies [Line Items]
Trade payables									$ 1,500,000		$ 1,500,000
Claims settled after signing long-term lease									$ 450,968
Vendor [Member]
Loss Contingencies [Line Items]
Trade payables			292,604
Lawsuit Against Company [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party						$ 81,000
Lawsuit Against Company [Member] | Forecast [Member]
Loss Contingencies [Line Items]
Settlement amount					$ 13,000
Lawsuit Against Company [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Claims settled after signing long-term lease	$ 41,000
Accrued litigation settlement	$ 40,000
Non Payment Of Trade Payables [Member]
Loss Contingencies [Line Items]
Trade payables		$ 345,384		$ 43,501
Trade Payables [Member]
Loss Contingencies [Line Items]
Trade payables			582,208
Trade Payables [Member] | Vendor [Member]
Loss Contingencies [Line Items]
Trade payables			292,604
Settlement amount			$ 400,000				$ 60,000	$ 50,000
Accrued litigation settlement										$ 130,000
Trade Payables [Member] | Vendor [Member] | Monthly Installments [Member]
Loss Contingencies [Line Items]
Settlement amount										$ 30,000